Share-Based Payment Transactions (Details 2) - $ / shares		1 Months Ended	12 Months Ended
	Mar. 11, 2019	Jan. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Risk-free interest rate	2.17%	2.40%
Expected volatility	65.63%	75.86%
Binomial option pricing model [Member]
Statement Line Items [Line Items]
Dividend yield			0.00%	0.00%
Contractual life (In years)			10 years	10 years
Early Exercise Multiple (Suboptimal Factor)			$ 2.5	$ 2.5
Binomial option pricing model [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate			1.89%	2.01%
Expected volatility			74.40%	77.84%
Exercise price			$ 0.72	$ 1.12
Binomial option pricing model [Member] | Top of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate			2.31%	2.02%
Expected volatility			77.64%	78.22%
Exercise price			$ 0.98	$ 1.39